Property and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following:

(in thousands)	DECEMBER 31
	2011	2012
Computer equipment and software	$835	$1,145
Furniture and fixtures	670	690
Laboratory equipment	8,716	9,112
Leasehold improvements	2,135	2,135

	12,356	13,082
Less: accumulated depreciation and amortization	(6,824)	(8,451)

Property and equipment, net	$5,532	$4,631